Net financial result (Tables)	6 Months Ended
Jun. 30, 2019
Net Financial Result
Net financial result
	For the three months ended June 30,		For the six months ended June 30,
	2019 (unaudited)	2018 (unaudited)	2019 (unaudited)	2018 (unaudited)
	(in thousands of €)
Finance income
Interest income	1,067	438	1,870	703
Foreign exchange income	272	5,304	628	5,304
Total	1,339	5,742	2,498	6,007
Finance costs
Foreign exchange expense	(381)	—	(435)	(2,163)
Other	(8)	(37)	(15)	(63)
Total	(389)	(37)	(450)	(2,226)
Net financial result	950	5,705	2,048	3,781